Prepaid expenses and other current assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Prepaid Expenses and other Current Assets [Abstract]
Advanced income and non-income taxes	$ 493,267		$ 648,729		$ 676,276
Deposits	300,932		349,041
Prepaid expenses	1,997,312		913,101
Contract assets	177,603		283,772		266,195
Advance to related party (note 21)			1,797,313
Promissory note		[1]	686,690	[1],[2]		[2]
Other receivables	406,841		284,622
Total	$ 3,375,955		$ 4,963,268		$ 2,250,303

[1]	KludeIn issued a promissory note dated as of November 18, 2022, in the aggregate principal amount of up to $686,690. The promissory note was non-interest bearing and was eliminated in consolidation upon the Business Combination.
[2]	KludeIn issued a promissory note dated as of November 18, 2022, in the aggregate principal amount of up to $686,690, to the Company to be drawn down in two instalments with $343,345 being the first installment in November 2022. No interest shall accrue on promissory note and these are payable by the KludeIn on the earlier of (a) the date that KludeIn consummates the initial business combination and (b) the date of the liquidation of the KludeIn.